SUMMARY OF ACCOUNTING POLICIES (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeited non-vested account balances applied to account expenses	$ 27,255	$ 8,652
Forfeited non-vested accounts	$ 2	$ 24,884